NATURE OF OPERATIONS AND GOING CONCERN (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
NATURE OF OPERATIONS AND GOING CONCERN
Net loss for the year	$ (2,070,249)	$ (1,068,391)	$ (401,105)	$ (502,779)
Used cash in operating activities	$ 147,438	1,791,812	276,699	$ 343,635
Cash and cash equivalents		630,623	1,094,550		$ 1,387,670	$ 1,902,133	$ 2,421,796
Working capital (current assets less current liabilities) surplus		12,393,162
Accumulated deficit		$ 3,019,851	$ 1,951,460		$ 2,573,028	$ 1,550,355	$ 2,070,249